Equity - Issued Capital (Details) - Schedule of Observable Market Conditions - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Level 2 [Member]
Schedule of Observable Market Conditions [line items]
Historical volatility	81.00%	81.00%
Exercise price (in Dollars per share)	$ 5	$ 5
Share price	2.929	0.97
Risk-free interest rate	3.30%	4.00%
Dividend yield	0.00%	0.00%
Fair value per warrant (in Dollars per share)	$ 1.2005	$ 0.2555
Level 1 [Member] | Minimum [Member]
Schedule of Observable Market Conditions [line items]
Exercise price (in Dollars per share)	$ 5
Share price	0.367
Fair value per warrant (in Dollars per share)	$ 0.367
Level 1 [Member] | Maximum [Member]
Schedule of Observable Market Conditions [line items]
Exercise price (in Dollars per share)	$ 5.16
Share price	0.367
Fair value per warrant (in Dollars per share)	$ 0.367